OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]

Six months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$23,109	$2,627	$-	$25,736

Segment loss	$(1,842)	$(767)	$-	$(2,609)

Unallocated corporate expenses	$-	$-	$(2,759)	$(2,759)

Total operating loss	$(1,842)	$(767)	$(2,759)	$(5,368)

Income (loss) before tax	$(4,200)	$(1,096)	$549	$(4,747)

Depreciation, amortization and impairment	$1,509	$78	$-	$1,587

Six months ended June 30, 2022:

	Israel	Germany	Adjustments	Total

Revenue	$24,206	$1,498	$-	$25,704

Segment loss	$(10,143)	$(2,009)	$-	$(12,152)

Unallocated corporate expenses	$-	$-	$(2,332)	$(2,332)

Total operating loss	$(10,143)	$(2,009)	$(2,332)	$(14,484)

Income (loss) before tax	$(13,342)	$(2,266)	$3,593	$(12,015)

Depreciation, amortization and impairment	$1,232	$83	$-	$1,315

Three months ended June 30, 2023:

	Israel	Germany	Adjustments	Total

Revenue	$11,672	$1,535	$-	$13,207

Segment loss	$(224)	$(210)	$-	$(434)

Unallocated corporate expenses	$-	$-	$(1,318)	$(1,318)

Total operating loss	$(224)	$(210)	$(1,318)	$(1,752)

Income (loss) before tax	$(2,123)	$(374)	$(1,369)	$(3,866)

Depreciation, amortization and impairment	$729	$49	$-	$778

Three months ended June 30, 2022:

	Israel	Germany	Adjustments	Total

Revenue	$11,803	$900	$-	$12,703

Segment loss	$(3,522)	$(981)	$-	$(4,503)

Unallocated corporate expenses	$-	$-	$(1,121)	$(1,121)

Total operating loss	$(3,522)	$(981)	$(1,121)	$(5,624)

Income (loss) before tax	$(5,620)	$(1,109)	$2,021	$(4,708)

Depreciation, amortization and impairment	$825	$21	$-	$846